Loans and Borrowings (Details) (USD $)	1 Months Ended							12 Months Ended
	Jul. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Nov. 30, 2013	Jun. 30, 2013	Nov. 30, 2012	Sep. 30, 2012	Aug. 31, 2014
Loan proceeds	$ 80,000	$ 466,027	$ 300,000		$ 10,000	$ 25,000	$ 75,000
Loan amount paid/settled				110,000
Shares issued for debt settlement				110,000,000
Chief Financial Officer
Loan received								50,000
Coresco
Loan received								$ 44,000